Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Columbia Global Opportunities Fund - Class A [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Global Opportunities Fund
Class Name	Class A
Trading Symbol	IMRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Global Opportunities Fund (the Fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 60	1.17% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.17%	[1]
Net Assets	$ 316,624,326
Holdings Count | Holdings	431
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 316,624,326
Total number of portfolio holdings	431
Portfolio turnover for the reporting period	48%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	26%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At January 31, 2025, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Derivative Exposure
Long
Credit Risk	8.0%
Equity Risk	4.9%
Foreign Exchange Risk	25.6%
Interest Rate Risk	23.7%
Short
Equity Risk	17.9%
Foreign Exchange Risk	14.2%
Interest Rate Risk	0.2%
Equity Sector Allocation
Geographic Allocation

Columbia Global Opportunities Fund - Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Global Opportunities Fund
Class Name	Institutional Class
Trading Symbol	CSAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Global Opportunities Fund (the Fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 47	0.92% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%	[1]
Net Assets	$ 316,624,326
Holdings Count | Holdings	431
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 316,624,326
Total number of portfolio holdings	431
Portfolio turnover for the reporting period	48%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	26%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
The Fund may use place of organization/incorporation or other factors in determining whether an issuer is domestic (U.S.) or foreign for purposes of its investment policies. At January 31, 2025, the Fund invested at least 40% of its net assets in foreign companies in accordance with its principal investment strategy.
Derivative Exposure
Long
Credit Risk	8.0%
Equity Risk	4.9%
Foreign Exchange Risk	25.6%
Interest Rate Risk	23.7%
Short
Equity Risk	17.9%
Foreign Exchange Risk	14.2%
Interest Rate Risk	0.2%
Equity Sector Allocation
Geographic Allocation

[1]	Annualized.